Other Information - Schedule of Future Minimum Commitments From Leases (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Less Than 1 Year [Member] | Building [Member]
Statement Line Items [Line Items]
Future minimum commitments from leases	€ 629	€ 516
Less Than 1 Year [Member] | Vehicle Leases [Member]
Statement Line Items [Line Items]
Future minimum commitments from leases	420	395
Less Than 1 Year [Member] | Operating and Office Equipment [Member]
Statement Line Items [Line Items]
Future minimum commitments from leases	14	21
1 Year to 5 Years [Member] | Building [Member]
Statement Line Items [Line Items]
Future minimum commitments from leases	2,798	1,780
1 Year to 5 Years [Member] | Vehicle Leases [Member]
Statement Line Items [Line Items]
Future minimum commitments from leases	342	390
1 Year to 5 Years [Member] | Operating and Office Equipment [Member]
Statement Line Items [Line Items]
Future minimum commitments from leases	46	16
More Than 5 Years [Member] | Building [Member]
Statement Line Items [Line Items]
Future minimum commitments from leases	1,196	1,188
More Than 5 Years [Member] | Vehicle Leases [Member]
Statement Line Items [Line Items]
Future minimum commitments from leases
More Than 5 Years [Member] | Operating and Office Equipment [Member]
Statement Line Items [Line Items]
Future minimum commitments from leases